Deposits and Other Demand Liabilities and Time Deposits - Schedule of Deposits and Other Demand Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deposits And Other Demand Liabilities [abstract]
Checking accounts	$ 2,570,436	$ 2,473,283
Other deposits and demand accounts	1,396,573	1,363,017
Advance payments received from customers	79,801	131,169
Other demand liabilities	253,665	174,198
Totals	$ 4,300,475	$ 4,141,667